Securities (Tables)	12 Months Ended
Dec. 31, 2013
Investments Debt And Equity Securities [Abstract]
Amortized Cost of Securities and their Estimated Fair Values

Securities, which consist of debt and equity investments, have been classified in the consolidated balance sheets according to management’s intent. The carrying amount of securities and their estimated fair values follow:

	December 31, 2013
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Restricted:
FHLB stock	$4,428	—	—	4,428

Available for sale:
U.S. government and agency securities:	$120,608	1,856	(2,441)	120,023
Taxable municipal bonds	18,337	458	(738)	18,057
Tax free municipal bonds	64,291	2,066	(898)	65,459
Trust preferred securities	1,600	—	(111)	1,489
Commercial bonds	2,000	—	(16)	1,984
Mortgage-backed securities:
GNMA	17,327	590	(142)	17,775
FNMA	70,104	526	(1,938)	68,692
FHLMC	1,301	35	—	1,336
SLMA CMOs	8,459	—	(374)	8,085
AGENCY CMOs	16,296	134	(420)	16,010

	$320,323	5,665	(7,078)	318,910

	December 31, 2012
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Restricted:
FHLB stock	$4,428	—	—	4,428

Available for sale:
U.S. government and agency securities	$147,659	5,202	(83)	152,778
Tax free municipal bonds	68,331	5,756	(40)	74,047
Taxable municipal bonds	12,535	1,209	(8)	13,736
Trust preferred securities	2,000	—	(511)	1,489
Mortgage-backed securities:
GNMA	19,172	1,244	(19)	20,397
FNMA	64,805	2,558	(58)	67,305
FHLMC	4,519	153	—	4,672
NON-AGENCY CMOs	5,412	80	—	5,492
AGENCY CMOs	16,055	426	(52)	16,429

	$340,488	16,628	(771)	356,345

Maturities of Debt Securities Available for Sale

The scheduled maturities of debt securities available for sale at December 31, 2013, and December 31, 2012, were as follows:

	Amortized Cost	Estimated Fair Value
2013
Due within one year	$501	505
Due in one to five years	12,630	12,954
Due in five to ten years	38,192	37,364
Due after ten years	49,284	49,314

	100,607	100,137
Amortizing agency bonds	106,229	106,875
Mortgage-backed securities	113,487	111,898

Total unrestricted securities available for sale	$320,323	318,910

	Amortized Cost	Estimated Fair Value
2012
Due within one year	$345	346
Due in one to five years	11,499	11,682
Due in five to ten years	30,007	32,316
Due after ten years	53,222	57,290

	95,073	101,634
Amortizing agency bonds	135,452	140,416
Mortgage-backed securities	109,963	114,295

Total unrestricted securities available for sale	$340,488	356,345

Estimated Fair Value and Unrealized Loss Amounts of Impaired Investments

The estimated fair value and unrealized loss amounts of temporarily impaired investments as of December 31, 2013 and December 31, 2012, are as follows:

	Less than 12 months		12 months or longer		Total
December 31, 2013	Estimated Fair Value	Unrealized Losses	Estimated Fair Value	Unrealized Losses	Estimated Fair Value	Unrealized Losses
Available for sale
U.S. government and agency securities:
Agency debt securities	$44,968	(2,107)	6,793	(334)	51,761	(2,441)
Taxable municipals	7,903	(660)	797	(78)	8,700	(738)
Tax free municipals	9,848	(692)	3,720	(206)	13,568	(898)
Trust preferred securities	—	—	1,489	(111)	1,489	(111)
Commercial bonds	1,984	(16)	—	—	1,984	(16)
Mortgage-backed securities:
GNMA	5,320	(128)	1,551	(14)	6,871	(142)
FNMA	42,464	(1,626)	6,746	(312)	49,210	(1,938)
NON-AGENCY CMOs	5,224	(374)	—	—	5,224	(374)
AGENCY CMOs	7,031	(223)	1,844	(197)	8,875	(420)

Total Available for Sale	$124,742	(5,826)	22,940	(1,252)	147,682	(7,078)

	Less than 12 months		12 months or longer		Total
December 31, 2012	Estimated Fair Value	Unrealized Losses	Estimated Fair Value	Unrealized Losses	Estimated Fair Value	Unrealized Losses
Available for sale
U.S. government and agency securities:
Agency debt securities	$12,317	(83)	—	—	12,317	(83)
Taxable municipals	885	(8)	—	—	885	(8)
Tax free municipals	5,315	(40)	—	—	5,315	(40)
Trust preferred securities	—	—	1,489	(511)	1,489	(511)
Mortgage-backed securities:
GNMA	—	—	1,415	(19)	1,415	(19)
FNMA	7,077	(58)	—	—	7,077	(58)
AGENCY CMOs	3,691	(52)	—	—	3,691	(52)

Total Available for Sale	$29,285	(241)	2,904	(530)	32,189	(771)